Goodwill and Other Intangible Assets (Summary of Goodwill by Groups of Cash Generating Unit) (Detail) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Disclosure of goodwill allocated to CGUs [Line Items]
Goodwill	$ 12,043	$ 12,114
Groups of Cash-generating units [Member] | Potash [Member]
Disclosure of goodwill allocated to CGUs [Line Items]
Goodwill	154	154
Groups of Cash-generating units [Member] | Nitrogen [Member]
Disclosure of goodwill allocated to CGUs [Line Items]
Goodwill	4,389	4,389
Groups of Cash-generating units [Member] | North America Retail [Member]
Disclosure of goodwill allocated to CGUs [Line Items]
Goodwill	6,961	6,981
Groups of Cash-generating units [Member] | International Retail [Member]
Disclosure of goodwill allocated to CGUs [Line Items]
Goodwill	$ 539	$ 590